1(212) 318-6054

vadimavdeychik@paulhastings.com

February 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Money Market Funds (the “Fund”) File Nos. 33-48220 and 811-06687

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 44 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2020 (Accession # 0001193125-20-016822).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik

Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
A. Mango – Gabelli Funds, LLC
A. Ward